[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


February 4, 2011


VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

         Re:      Van Kampen Units Trusts, Series 1069
                  Amendment No. 1 to the Registration Statement on Form S-6 ("Amendment No. 1")
                  File No. 333-170816

Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Van Kampen Unit Trusts, Series 1069, and its depositor, sponsor and principal underwriter, Van Kampen Funds Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 1 so that it may become effective as early as practicable on Friday, February 4, 2011.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 1069

By:      Van Kampen Funds, Inc.



         By:      /s/ JOHN F. TIERNEY
                  -------------------
                  John F. Tierney
                  Vice President